Income tax (Tables)	12 Months Ended
Sep. 30, 2024
Income tax
Schedule of income tax reconciled to profit before income tax

The following table reconciles income tax expense to the profit before income tax expense.

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Profit before income tax	10,107	10,305	8,469	9,216	8,938
Tax at the Australian company tax rate of 30%	3,032	3,092	2,541	2,765	2,681
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	139	117	67	139	117
Life insurance tax adjustment on policyholder earnings	-	-	(1)	-	-
Dividend adjustments	-	3	-	(379)	(315)
Other non-assessable items	(4)	(9)	(97)	(3)	(1)
Other non-deductible items	25	49	409	23	44
Adjustment for overseas tax rates	(27)	(25)	(31)	(4)	(4)
Income tax (over)/under provided in prior years	(20)	7	(77)	(13)	(2)
Other items[a]	(28)	(130)	(41)	(3)	(16)
Total income tax expense	3,117	3,104	2,770	2,525	2,504
Income tax expense comprises:
Current income tax	3,125	3,009	2,661	2,520	2,393
Movement in deferred tax[b]	12	88	186	18	113
Income tax (over)/under provision in prior years	(20)	7	(77)	(13)	(2)
Total income tax expense	3,117	3,104	2,770	2,525	2,504
Total Australia	2,632	2,637	2,316	2,480	2,430
Total Overseas	485	467	454	45	74
Total income tax expense	3,117	3,104	2,770	2,525	2,504

a.	2023 included $86 million (Parent Entity: nil) related to the sale of Advance Asset Management Limited.
b.	2022 included a $41 million credit (Parent Entity: nil) in relation to assets and liabilities held for sale.

Schedule of current and deferred tax assets and liabilities

Tax assets

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Current tax assets	13	5	13	5
Deferred tax assets	2,147	2,095	1,883	1,957
Total tax assets	2,160	2,100	1,896	1,962

Tax liabilities

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Current tax liabilities	569	780	408	607
Total tax liabilities	569	780	408	607

Schedule of temporary differences attributable to deferred tax assets and deferred tax liabilities

Deferred tax assets

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Amounts recognised in the income statements and opening retained profits
Provision for ECL on loans and credit commitments	1,519	1,465	1,314	1,267
Provision for long service leave, annual leave and other employee benefits	407	403	388	384
Property and equipment	203	222	192	195
Other provisions	167	240	141	219
Lease liabilities	576	592	508	531
All other liabilities	222	240	205	226
Total amounts recognised in the income statements and opening retained profits	3,094	3,162	2,748	2,822
Amounts recognised directly in OCI
Investment securities	206	-	206	-
Cash flow hedges	-	87	-	87
Total amounts recognised directly in OCI	206	87	206	87
Gross deferred tax assets	3,300	3,249	2,954	2,909
Set-off of deferred tax assets and deferred tax liabilities	(1,153)	(1,154)	(1,071)	(952)
Net deferred tax assets	2,147	2,095	1,883	1,957
Movements
Balance as at beginning of year	2,095	1,754	1,957	1,646
Recognised in the income statements	(68)	(141)	(74)	(155)
Recognised in OCI	119	87	119	87
Set-off of deferred tax assets and deferred tax liabilities	1	395	(119)	379
Balance as at end of year	2,147	2,095	1,883	1,957

Deferred tax liabilities

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Amounts recognised in the income statements and opening retained profits
Finance lease transactions	112	194	106	190
Property and equipment	538	497	482	446
All other assets	232	247	232	240
Total amounts recognised in the income statements and opening retained profits	882	938	820	876
Amounts recognised directly in OCI
Investment securities	-	34	-	34
Cash flow hedges	233	138	214	-
Defined benefit	38	44	37	42
Total amounts recognised directly in OCI	271	216	251	76
Gross deferred tax liabilities	1,153	1,154	1,071	952
Set-off of deferred tax assets and deferred tax liabilities	(1,153)	(1,154)	(1,071)	(952)
Net deferred tax liabilities	-	-	-	-
Movements
Balance as at beginning of year	-	-	-	-
Recognised in the income statements	(56)	(53)	(56)	(42)
Recognised in OCI	55	(342)	175	(337)
Set-off of deferred tax assets and deferred tax liabilities	1	395	(119)	379
Balance as at end of year	-	-	-	-

Schedule of unrecognised deferred tax balances

The following potential deferred tax balances have not been recognised. The tax effect of the gross balances disclosed below would be based on the corporate tax rates applicable in the relevant jurisdictions, which range between 15% and 45%.

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Deductible temporary differences
Tax losses on revenue account	422	448	422	448
Tax losses on capital account	265	184	150	64
Taxable temporary differences
Retained earnings of subsidiaries that would be subject to withholding tax if distributed	402	365	-	-